SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2023

Security Description	Shares	Value
Common Stock (97.47%)

Australia (5.77%)
Macquarie Group Ltd	19,500	$2,289,992
Qantas Airways Ltd*	238,384	1,055,022
South32 Ltd	199,084	581,627
Total Australia		3,926,641

Belgium (0.92%)
KBC Group NV	9,068	622,632

Britain (6.03%)
Associated British Foods PLC	82,800	1,981,668
BP PLC	125,081	788,208
Halma PLC	17,000	467,474
RS GROUP PLC	61,400	692,330
Unilever PLC	3,362	174,589
Total Britain		4,104,269

Canada (3.59%)
Element Fleet Management Corp	111,450	1,463,713
IGM Financial Inc	15,900	475,169
Kinross Gold Corp	106,300	500,228
Total Canada		2,439,110

China (5.65%)
BYD Co Ltd	13,000	380,562
Genscript Biotech Corp*	168,000	359,543
Innovent Biologics Inc (144A)*	164,000	734,348
Lenovo Group Ltd	1,017,400	1,101,649
Ping An Insurance Group Co of China Ltd	132,900	865,124
Wuxi Biologics Cayman Inc (144A)*	65,000	402,422
Total China		3,843,648

France (10.66%)
BNP Paribas SA	47,357	2,836,078
L’Oreal SA	3,740	1,668,375
LVMH Moet Hennessy Louis Vuitton SE	3,000	2,747,803
Total France		7,252,256

Germany (2.89%)
Deutsche Post AG	42,096	1,967,585

Hong Kong (4.66%)
AIA Group Ltd	263,700	2,776,422
SITC International Holdings Co Ltd	182,200	391,326
Total Hong Kong		3,167,748

India (5.54%)
HDFC Bank Ltd	56,488	3,766,055

Ireland (4.04%)
CRH PLC	54,566	2,750,792

Italy (4.50%)
Eni SpA	218,492	3,058,746

Japan (18.38%)
Canon Inc	35,100	781,354
Daikin Industries Ltd	6,100	1,086,833
Hamamatsu Photonics KK	33,100	1,772,587
Hirose Electric Co Ltd	5,800	754,450
Kyowa Kirin Co Ltd	9,000	195,636
Mitsubishi Electric Corp	240,000	2,853,420
Nomura Research Institute Ltd	18,700	431,700
Santen Pharmaceutical Co Ltd	155,500	1,323,484
Shin-Etsu Chemical Co Ltd	102,500	3,300,425
Total Japan		12,499,889

Singapore (3.04%)
DBS Group Holdings Ltd	83,278	2,065,023

South Africa (3.34%)
Sanlam Ltd	470,200	1,488,745
Woolworths Holdings Ltd	217,800	782,082
Total South Africa		2,270,827

South Korea (6.13%)
GS Holdings Corp	46,600	1,441,642
Hana Financial Group Inc	12,600	392,695
Hanmi Pharm Co Ltd	3,571	700,035
Orion Corp	8,000	836,818
Samsung Electronics Co Ltd	16,300	798,836
Total South Korea		4,170,026

Sweden (2.02%)
Lifco AB	64,000	1,375,003

Switzerland (6.65%)
Straumann Holding AG	6,840	1,019,517
Nestle SA	28,805	3,505,280
Total Switzerland		4,524,797

Taiwan (2.19%)
Taiwan Semiconductor Manufacturing Co Ltd	15,989	1,487,297

Turkey (1.48%)
Turkiye Sise ve Cam Fabrikalari AS	454,915	1,003,414

Total Common Stock (Cost $60,725,589)		66,295,758

United States Treasury Bills (1.47%)
4.368%, 04/18/2023 (Cost $998,082)	1,000,000	998,104

Total Investments (Cost $61,723,671) (98.94%)		$67,293,862
Other Net Assets (1.06%)		719,465
Net Assets (100.00%)		$68,013,327

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2023, these securities had a total aggregate market value of $1,136,770, which represented approximately 1.67% of net assets.